Property and equipment - Summary of Property And Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	$ 791,597	$ 1,012,032	$ 936,707
Ending	908,650	791,597	1,012,032
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	906,395	1,153,363	1,063,549
Additions	29,176	5,245	6,938
Disposals	(11,260)
Effect of foreign exchange	106,759	(252,213)	82,876
Ending	1,031,070	906,395	1,153,363
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	114,798	141,331	126,842
Disposals	(11,260)
Effect of foreign exchange	13,875	(31,336)	9,963
Depreciation charge for the year	5,007	4,803	4,526
Ending	122,420	114,798	141,331
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	271	348	323
Ending	306	271	348
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	41,310	52,839	49,027
Additions	0	0	0
Disposals	(11,260)
Effect of foreign exchange	4,655	(11,529)	3,812
Ending	34,705	41,310	52,839
Vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	41,039	52,491	48,704
Disposals	(11,260)
Effect of foreign exchange	4,620	(11,452)	3,787
Depreciation charge for the year	0	0	0
Ending	34,399	41,039	52,491
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	13,370	17,077	17,372
Ending	14,354	13,370	17,077
Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	77,841	94,715	85,491
Additions	3,918	4,355	2,497
Disposals	0
Effect of foreign exchange	9,765	(21,229)	6,727
Ending	91,524	77,841	94,715
Office equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	64,471	77,638	68,119
Disposals	0
Effect of foreign exchange	8,153	(17,501)	5,427
Depreciation charge for the year	4,546	4,334	4,092
Ending	77,170	64,471	77,638
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	5,790	6,936	2,599
Ending	6,822	5,790	6,936
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	15,078	18,138	12,618
Additions	790	890	4,441
Disposals	0
Effect of foreign exchange	1,805	(3,950)	1,079
Ending	17,673	15,078	18,138
Furniture and fixtures [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	9,288	11,202	10,019
Disposals	0
Effect of foreign exchange	1,102	(2,383)	749
Depreciation charge for the year	461	469	434
Ending	10,851	9,288	11,202
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	772,166	987,671	916,413
Ending	887,168	772,166	987,671
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	772,166	987,671	916,413
Additions	24,468	0	0
Disposals	0
Effect of foreign exchange	90,534	(215,505)	71,258
Ending	887,168	772,166	987,671
Land [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0	0
Disposals	0
Effect of foreign exchange	0	0	0
Depreciation charge for the year	0	0	0
Ending	$ 0	$ 0	$ 0